EQUITY - Schedule of Other Reserves Include Unrealized Gains (Losses) on Fair Value of Investments (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other reserves:
Beginning Balance	S/ 214,627	S/ 295,783	S/ (276,172)
Increase in net unrealized gains on investments	1,301,949	160,899	1,229,385
Transfer to results of the net realized loss of investments	(142,245)	36,712	7,789
Transfer of credit loss of investments to profit or loss	84,830	32,776	8,716
Change in net unrealized gain on cash flow hedges derivatives	(10,490)	27,186	18,359
Transfer of net realized gain on cash flow hedges derivatives to profit or loss	12,350	(17,416)	(30,550)
Other reserves	(518,071)	(69,383)	(754,192)
Foreign exchange translation	(406,519)	(114,143)	73,498
Net movement in hedges of net investments in foreign businesses	0	0	18,950
Transfer of fair value reserve to accumulated results	8,336	(137,787)
Ending Balance	544,767	214,627	295,783
Equity instruments at fair value
Other reserves:
Beginning Balance	44,490	158,161	170,408
Increase in net unrealized gains on investments	(20,927)	24,116	(12,247)
Transfer to results of the net realized loss of investments	0	0	0
Transfer of credit loss of investments to profit or loss	0	0	0
Change in net unrealized gain on cash flow hedges derivatives	0	0	0
Transfer of net realized gain on cash flow hedges derivatives to profit or loss	0	0	0
Other reserves	0	0	0
Foreign exchange translation	0	0	0
Net movement in hedges of net investments in foreign businesses			0
Transfer of fair value reserve to accumulated results	8,336	(137,787)
Ending Balance	31,899	44,490	158,161
Debt instruments at fair value
Other reserves:
Beginning Balance	(191,151)	(397,422)	(1,655,559)
Increase in net unrealized gains on investments	1,322,876	136,783	1,241,632
Transfer to results of the net realized loss of investments	(142,245)	36,712	7,789
Transfer of credit loss of investments to profit or loss	84,830	32,776	8,716
Change in net unrealized gain on cash flow hedges derivatives	0	0	0
Transfer of net realized gain on cash flow hedges derivatives to profit or loss	0	0	0
Other reserves	0	0	0
Foreign exchange translation	0	0	0
Net movement in hedges of net investments in foreign businesses			0
Transfer of fair value reserve to accumulated results	0	0
Ending Balance	1,074,310	(191,151)	(397,422)
Reserve for cash flow hedges
Other reserves:
Beginning Balance	(1,633)	(11,403)	788
Increase in net unrealized gains on investments	0	0	0
Transfer to results of the net realized loss of investments	0	0	0
Transfer of credit loss of investments to profit or loss	0	0	0
Change in net unrealized gain on cash flow hedges derivatives	(10,490)	27,186	18,359
Transfer of net realized gain on cash flow hedges derivatives to profit or loss	12,350	(17,416)	(30,550)
Other reserves	0	0	0
Foreign exchange translation	0	0	0
Net movement in hedges of net investments in foreign businesses			0
Transfer of fair value reserve to accumulated results	0	0
Ending Balance	227	(1,633)	(11,403)
Insurance reserves
Other reserves:
Beginning Balance	309,961	379,344	1,133,536
Increase in net unrealized gains on investments	0	0	0
Transfer to results of the net realized loss of investments	0	0	0
Transfer of credit loss of investments to profit or loss	0	0	0
Change in net unrealized gain on cash flow hedges derivatives	0	0	0
Transfer of net realized gain on cash flow hedges derivatives to profit or loss	0	0	0
Other reserves	(518,071)	(69,383)	(754,192)
Foreign exchange translation	0	0	0
Net movement in hedges of net investments in foreign businesses			0
Transfer of fair value reserve to accumulated results	0	0
Ending Balance	(208,110)	309,961	379,344
Foreign currency translation reserve
Other reserves:
Beginning Balance	52,960	167,103	74,655
Increase in net unrealized gains on investments	0	0	0
Transfer to results of the net realized loss of investments	0	0	0
Transfer of credit loss of investments to profit or loss	0	0	0
Change in net unrealized gain on cash flow hedges derivatives	0	0	0
Transfer of net realized gain on cash flow hedges derivatives to profit or loss	0	0	0
Other reserves	0	0	0
Foreign exchange translation	(406,519)	(114,143)	73,498
Net movement in hedges of net investments in foreign businesses			18,950
Transfer of fair value reserve to accumulated results	0	0
Ending Balance	S/ (353,559)	S/ 52,960	S/ 167,103